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                                                                  April 28, 2000


VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:  BNY Hamilton Funds, Inc.;  File Nos. 033-47703
                                          811-06654


Ladies and Gentlemen:


         Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information does not differ from that contained in Post-Effective Amendment No. 16, Amendment No. 19 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 4, 2000.

         Please call the undersigned at (212) 437-6921 with any questions you may have.



                                                     Very truly yours,


                                                     /s/ Guy S. Nordahl
                                                     ---------------------------
                                                     Guy S. Nordahl
                                                     Assistant Vice President